Non-controlling Interests - Income Statement (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated subsidiaries information
Revenues	$ 75,526,609	$ 73,915,432	$ 70,680,227
Net income	45,283,824	7,354,785	302,824
Total comprehensive (loss) income	48,068,404	9,289,654	$ (16,559,314)
Empresas Cablevision
Consolidated subsidiaries information
Revenues	16,128,549	16,849,160
Net income	760,576	1,135,053
Total comprehensive (loss) income	748,916	1,134,181
Sky. [Member]
Consolidated subsidiaries information
Revenues	20,339,075	22,026,616
Net income	224,989	1,281,472
Total comprehensive (loss) income	$ 181,491	$ 1,304,822